Document And Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	TMC the metals company Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798562
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1